Pension Plan and Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2016
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Reconciliation of Benefit Obligations, Plan Assets and Funded Status of Pension Plans
The employee pension plan and other benefits obligation plan assets and funded status at December 31, 2016, and 2015 are presented in the following table:

	PENSION BENEFITS			OTHER BENEFITS
	SUCCESSOR	PREDECESSOR		SUCCESSOR	PREDECESSOR
(THOUSANDS)	APR. 13, 2016 - DEC. 31, 2016	JAN. 1, 2016 - APR. 12, 2016	FOR THE YEAR ENDED DEC. 31, 2015	APR. 13, 2016 - DEC. 31, 2016	JAN. 1, 2016 - APR. 12, 2016	FOR THE YEAR ENDED DEC. 31, 2015
Change in benefit obligation
Benefit obligation at beginning of period	$499,724	$480,062	$498,372	$42,707	$43,070	$44,652
Service cost	6,909	2,563	10,419	1,112	431	1,635
Interest cost	15,088	6,242	20,795	1,237	476	1,607
Plan participants’ contributions	—	—	—	758	300	903
Actuarial loss (gain)	6,242	16,857	(30,483)	2,292	—	(1,039)
Expenses paid	(2,025)	(801)	(1,995)	—	—	—
Medicare D	—	—	—	—	—	48
Benefits paid	(13,153)	(5,199)	(17,046)	(3,970)	(1,570)	(4,736)
Benefit obligation at end of period	512,785	499,724	480,062	44,136	42,707	43,070
Change in plan assets
Fair value of plan assets at beginning of period	398,515	383,532	412,803	—	—	—
Actual return on plan assets	20,378	20,983	(10,230)	—	—	—
Expenses paid	(2,025)	(801)	(1,995)	—	—	—
Benefits paid	(13,153)	(5,199)	(17,046)	—	—	—
Fair value of plan assets at end of period	403,715	398,515	383,532	—	—	—
Unfunded status	$(109,070)	$(101,209)	$(96,530)	$(44,136)	$(42,707)	$(43,070)

Accumulated Benefit Obligation
The employee pension plan accumulated benefit obligation at December 31, 2016, and 2015 is presented in the following table:

	PENSION BENEFITS
	SUCCESSOR	PREDECESSOR
(THOUSANDS)	AT DEC. 31, 2016	AT DEC. 31, 2015
Accumulated benefit obligation	$473,197	$440,876

Amounts Recognized in Other Comprehensive Income
The following table presents the net actuarial gains/losses, transition obligations/assets, and prior service costs included in other comprehensive income for other benefits and in regulatory assets for pension related to current year gains and losses as a result of being included in net periodic benefit costs for the employee pension plan and other benefits plan at December 31, 2016, and 2015:

		PENSION BENEFITS			OTHER BENEFITS
	SUCCESSOR	PREDECESSOR		SUCCESSOR	PREDECESSOR
(THOUSANDS)	APR. 13, 2016 - DEC. 31, 2016	JAN. 1, 2016 - APR. 12, 2016	FOR THE YEAR ENDED DEC. 31, 2015	APR. 13, 2016 - DEC. 31, 2016	JAN. 1, 2016 - APR. 12, 2016	FOR THE YEAR ENDED DEC. 31, 2015
Net actuarial (gain) loss occurring during period	$(10,198)	$16,056	$3,128	$2,292	$—	$(1,039)
Net actuarial loss amortized during period	$8,138	$2,798	$13,828	$—	$181	$866
Prior service (credit) cost amortized during period	$(51)	$(20)	$(71)	$—	$34	$119

Amounts Recognized in Accumulated Other Comprehensive Income
The following table presents net gains/losses and prior period service costs/credits in accumulated other comprehensive income for other benefits and in regulatory assets for pension that have not been recognized as components of net periodic benefit costs and the amounts expected to be recognized in 2017 for the employee pension plan and other benefits plans for December 31, 2017, 2016, and 2015:

		PENSION BENEFITS			OTHER BENEFITS
	SUCCESSOR		PREDECESSOR	SUCCESSOR		PREDECESSOR
(THOUSANDS)	AT DEC. 31, 2017	AT DEC. 31, 2016	AT DEC. 31, 2015	AT DEC. 31, 2017	AT DEC. 31, 2016	AT DEC. 31, 2015
Net actuarial loss	$9,647	$145,542	$150,620	$—	$2,292	$8,805
Prior service (credit) cost	$(71)	$(274)	$(345)	$—	$—	$363

Components of Net Periodic Pension and Other Benefit Costs
The components of net periodic pension and other benefits costs for 2016, 2015, and 2014 are as follows:

			PENSION BENEFITS				OTHER BENEFITS
	SUCCESSOR	PREDECESSOR			SUCCESSOR	PREDECESSOR
(THOUSANDS)	APR. 13, 2016 - DEC. 31, 2016	JAN. 1, 2016 - APR. 12, 2016	FOR THE YEAR ENDED DEC. 31, 2015	FOR THE YEAR ENDED DEC. 31, 2014	APR. 13, 2016 - DEC. 31, 2016	JAN. 1, 2016 - APR. 12, 2016	FOR THE YEAR ENDED DEC. 31, 2015	FOR THE YEAR ENDED DEC. 31, 2014
Components of periodic benefit costs
Service cost	$6,909	$2,563	$10,419	$8,050	$1,112	$431	$1,635	$1,542
Interest cost	15,088	6,242	20,795	19,851	1,237	476	1,607	1,809
Expected return on plan assets	(17,310)	(6,812)	(23,382)	(24,507)	—	—	—	—
Amortizations
Transition obligation	—	—	—	—	—	—	—	16
Prior period service (credit) cost	(51)	(20)	(71)	(71)	—	34	119	119
Net loss	8,138	2,798	13,828	6,743	—	181	866	670
Net periodic benefit cost	$12,774	$4,771	$21,589	$10,066	$2,349	$1,122	$4,227	$4,156

Weighted-Average Assumptions Used to Determine Benefit Obligation and Net Periodic Costs
The assumptions used to determine the benefit obligation and the periodic costs are as follows:

	PENSION BENEFITS		OTHER BENEFITS
	SUCCESSOR	PREDECESSOR	SUCCESSOR	PREDECESSOR
	AT DEC. 31, 2016	AT DEC. 31, 2015	AT DEC. 31, 2016	AT DEC. 31, 2015
Weighted-average assumptions used to determine the benefit obligation
Discount rate	4.27%	4.62%	3.81%	4.08%
Rate of compensation increase	3.03%	3.08%	N/A	N/A

		PENSION BENEFITS				OTHER BENEFITS
	SUCCESSOR	PREDECESSOR			SUCCESSOR	PREDECESSOR
	APR. 13, 2016 - DEC. 31, 2016	JAN. 1, 2016 - APR. 12, 2016	FOR THE YEAR ENDED DEC. 31, 2015	FOR THE YEAR ENDED DEC. 31, 2014	APR. 13, 2016 - DEC. 31, 2016	JAN. 1, 2016 - APR. 12, 2016	FOR THE YEAR ENDED DEC. 31, 2015	FOR THE YEAR ENDED DEC. 31, 2014
Weighted-average assumptions used to determine the net benefit cost
Discount rate	4.21%	4.62%	4.21%	5.14%	4.08%	4.08%	3.76%	4.46%
Expected return on plan assets	6.21%	6.21%	6.15%	6.76%	N/A	N/A	N/A	N/A
Rate of compensation increase	3.03%	3.03%	3.08%	3.17%	N/A	N/A	N/A	N/A

Fair Value Allocation of Pension Plan Assets
The following tables disclose the pension plan’s fair value of financial assets measured on a recurring basis:

		SUCCESSOR
(THOUSANDS)		AT DEC. 31, 2016	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Asset Description
Cash equivalents		$6,817	$—	$6,817	$—
Common stock		19,311	19,311	—	—
Obligations of U.S. Government, U.S. Government Agencies, and state and local governments		47,543	—	47,543	—
Mutual funds
Domestic		52,663	52,663	—	—
International		31,191	31,191	—	—
Real estate funds		18,668	—	—	18,668
Corporate debt		185,659	—	185,659	—
Total		$361,852	$103,165	$240,019	$18,668

	Investments measured at net asset value*	38,886
	Interest accrual	2,977
	Total net assets	$403,715
	*Investments measured at net asset value consist of Common/collective trust.

		PREDECESSOR
(THOUSANDS)		AT DEC. 31, 2015	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Asset Description
Cash equivalents		$4,568	$—	$4,568	$—
Common stock		13,816	13,816	—	—
Obligations of U.S. Government, U.S. Government Agencies, and state and local governments		48,792	—	48,792	—
Mutual funds
Domestic		47,801	47,801	—	—
International		22,853	22,853	—	—
Real estate funds		17,890	—	—	17,890
Corporate debt		182,408	—	182,408	—
Total		$338,128	$84,470	$235,768	$17,890

	Investments measured at net asset value*	42,362
	Interest accrual	3,042
	Total net assets	$383,532
	*Investments measured at net asset value consist of Hedge fund-of-funds and Common/collective trust.
The following chart shows the dynamic asset allocation based on the funded ratio at December 31, 2016:

	PERCENT OF TOTAL PLAN ASSETS
	MINIMUM	TARGET	MAXIMUM
Return-seeking
Domestic equity		18%
International equity		17%
Real estate		5%
Total return-seeking	35%	40%	45%
Liability hedging*	55%	60%	65%
*Liability hedging is not target by subcategories.

Pension Plan Unobservable Input Reconciliation
The following is a reconciliation of the beginning and ending balances of the pension plan’s real estate funds measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the years ended December 31, 2016, and 2015:

(THOUSANDS)
PREDECESSOR
Balance, Dec. 31, 2014	$18,792
Realized gains	9
Unrealized losses	(148)
Purchases	679
Sales	(1,442)
Balance, Dec. 31, 2015	$17,890
Realized gains	71
Unrealized gains	89
Purchases	26
Sales	(205)
Balance, Apr. 12, 2016	$17,871
SUCCESSOR
Balance, Apr. 13, 2016	$17,871
Realized gains	151
Unrealized gains	226
Purchases	570
Sales	(151)
Balance, Dec. 31, 2016	$18,668

Assumed Health Care Cost Trend Rates
A one-percentage point change in assumed health care cost trend rates would have the following effects on other benefits:

	ONE-PERCENTAGE POINT
(THOUSANDS)	INCREASE	DECREASE
Effect on total of service and interest cost components	$19	$(22)
Effect on postretirement benefit obligation	$238	$(265)

Projected Benefit Payments and Projected Receipts
The projected benefit payments for the employee pension plan and other benefits obligation plan for each year through 2021 and the next five years thereafter are listed in the following table:

(THOUSANDS)	PENSION BENEFITS	OTHER BENEFITS, GROSS
2017	$20,152	$3,927
2018	$21,265	$3,951
2019	$22,382	$4,002
2020	$23,719	$4,006
2021	$24,818	$3,993
Next five years	$141,584	$18,190

401(k) Plan Expense
Cleco’s 401(k) Plan expense for the years ended December 31, 2016, 2015, and 2014 is as follows:

	SUCCESSOR	PREDECESSOR
(THOUSANDS)	APR. 13, 2016 - DEC. 31, 2016	JAN. 1, 2016 - APR. 12, 2016	FOR THE YEAR ENDED DEC. 31, 2015	FOR THE YEAR ENDED DEC. 31, 2014
401(k) Plan expense	$3,554	$1,593	$5,029	$4,730

Other Benefits [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Schedule of Amounts Recognized in Balance Sheet
The current and non-current portions of the other benefits liability for Cleco and Cleco Power at December 31, 2016, and 2015 are as follows:

Cleco
	SUCCESSOR	PREDECESSOR
(THOUSANDS)	AT DEC. 31, 2016	AT DEC. 31, 2015
Current	$3,854	$3,613
Non-current	$40,196	$39,457

SERP Benefits [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Reconciliation of Benefit Obligations, Plan Assets and Funded Status of Pension Plans
SERP’s funded status at December 31, 2016, and 2015 is presented in the following table:

		SERP BENEFITS
	SUCCESSOR	PREDECESSOR
(THOUSANDS)	APR. 13, 2016 - DEC. 31, 2016	JAN. 1, 2016 - APR. 12, 2016	FOR THE YEAR ENDED DEC. 31, 2015
Change in benefit obligation
Benefit obligation at beginning of period	$79,555	$72,315	$73,902
Service cost	571	702	2,705
Interest cost	2,275	900	3,056
Actuarial loss (gain)	1,152	—	(4,488)
Benefits paid	(2,999)	(1,186)	(2,860)
Plan amendments	(2,509)
Curtailments		3,602
Special/contractual termination benefits		3,222
Benefit obligation at end of period	$78,045	$79,555	$72,315

Accumulated Benefit Obligation
SERP’s accumulated benefit obligation at December 31, 2016, and 2015 is presented in the following table:

	SERP BENEFITS
	SUCCESSOR	PREDECESSOR
(THOUSANDS)	AT DEC. 31, 2016	AT DEC. 31, 2015
Accumulated benefit obligation	$76,194	$65,840

Schedule of Amounts Recognized in Balance Sheet
The current and non-current portions of the SERP liability for Cleco and Cleco Power at December 31, 2016, and 2015 are as follows:

Cleco
	SUCCESSOR	PREDECESSOR
(THOUSANDS)	AT DEC. 31, 2016	AT DEC. 31, 2015
Current	$4,308	$3,238
Non-current	$73,738	$69,049

Amounts Recognized in Other Comprehensive Income
The following table presents net actuarial gains/losses and prior service costs included in other comprehensive income or regulatory assets related to current year gains and losses as a result of being amortized as a component of net periodic benefit costs for SERP at December 31, 2016, and 2015:

		SERP BENEFITS
	SUCCESSOR	PREDECESSOR
(THOUSANDS)	APR. 13, 2016 - DEC. 31, 2016	JAN. 1, 2016 - APR. 12, 2016	FOR THE YEAR ENDED DEC. 31, 2015
Net actuarial gain occurring during year	$(1,345)	$—	$(4,487)
Net actuarial loss amortized during year	$1,651	$574	$2,973
Prior service (credit) cost amortized during year	$(50)	$17	$54

Amounts Recognized in Accumulated Other Comprehensive Income
The following table presents net gains/losses and prior period service costs/credit in accumulated other comprehensive income and regulatory assets that have not been recognized as components of net periodic benefit costs and the amounts expected to be recognized in 2017 for SERP for December 31, 2017, 2016, and 2015:

		SERP BENEFITS
	SUCCESSOR		PREDECESSOR
(THOUSANDS)	AT DEC. 31, 2017	AT DEC. 31, 2016	AT DEC. 31, 2015
Net actuarial loss	$1,634	$20,999	$23,763
Prior service (credit) cost	$(190)	$(2,368)	$120

Components of Net Periodic Pension and Other Benefit Costs
The components of the net SERP costs for 2016, 2015, and 2014 are as follows:

			SERP BENEFITS
	SUCCESSOR	PREDECESSOR
(THOUSANDS)	APR. 13, 2016 - DEC. 31, 2016	JAN. 1, 2016 - APR. 12, 2016	FOR THE YEAR ENDED DEC. 31, 2015	FOR THE YEAR ENDED DEC. 31, 2014
Components of periodic benefit costs
Service cost	$571	$702	$2,705	$2,278
Interest cost	2,275	900	3,056	3,028
Amortizations
Prior period service (credit) cost	(50)	17	54	54
Net loss	1,651	574	2,973	1,875
Net periodic benefit cost	$4,447	$2,193	$8,788	$7,235
Curtailment charge	$—	$3,602	$—	$—
Special/contractual termination benefits	$—	$3,222	$—	$—
Total benefit cost	$4,447	$9,017	$8,788	$7,235

Weighted-Average Assumptions Used to Determine Benefit Obligation and Net Periodic Costs
The assumptions used to determine the benefit obligation and the periodic costs are as follows:

	SERP
	SUCCESSOR	PREDECESSOR
	AT DEC. 31, 2016	AT DEC. 31, 2015
Weighted-average assumptions used to determine the benefit obligation
Discount rate	4.22%	4.60%
Rate of compensation increase	5.00%	5.00%

				SERP
	SUCCESSOR		PREDECESSOR
	SEPT. 1, 2016 - DEC. 31, 2016	APR. 13, 2016 - AUG. 31, 2016	JAN. 1, 2016 - APR. 12, 2016	FOR THE YEAR ENDED DEC. 31, 2015	FOR THE YEAR ENDED DEC. 31, 2014
Weighted-average assumptions used to determine the net benefit cost
Discount rate	3.47%	4.15%	4.60%	4.20%	5.09%
Rate of compensation increase	5.00%	5.00%	5.00%	5.00%	5.00%

Projected Benefit Payments and Projected Receipts
The projected benefit payments for the SERP for each year through 2021 and the next five years thereafter are shown in the following table:

(THOUSANDS)	2017	2018	2019	2020	2021	NEXT FIVE YEARS
SERP	$4,399	$4,444	$4,483	$4,558	$4,578	$23,168

Cleco Power [Member] | Other Benefits [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Schedule of Amounts Recognized in Balance Sheet

Cleco Power
(THOUSANDS)	AT DEC. 31, 2016	AT DEC. 31, 2015
Current	$3,345	$3,140
Non-current	$34,892	$34,300

Cleco Power [Member] | SERP Benefits [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Schedule of Amounts Recognized in Balance Sheet

Cleco Power
(THOUSANDS)	AT DEC. 31, 2016	AT DEC. 31, 2015
Current	$885	$1,000
Non-current	$15,145	$21,321

Other Subsidiaries [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
401(k) Plan Expense
The expense of the 401(k) Plan related to Cleco’s other subsidiaries for the years ended December 31, 2016, 2015, and 2014 is as follows:

	SUCCESSOR	PREDECESSOR
(THOUSANDS)	APR. 13, 2016 - DEC. 31, 2016	JAN. 1, 2016 - APR. 12, 2016	FOR THE YEAR ENDED DEC. 31, 2015	FOR THE YEAR ENDED DEC. 31, 2014
401(k) Plan expense	$554	$319	$944	$921